Fair Value [Text Block]	12 Months Ended
Mar. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value [Text Block]
3 1 .	FAIR VALUE

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The guidance on fair value measurements also specifies a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable inputs, for example, the reporting entity’s own data. Based on the observability of the inputs used in the valuation techniques, the following three-level hierarchy is specified by the guidance:
•	Level 1—Unadjusted quoted prices for identical instruments in active markets.

•	Level 2—Observable inputs other than Level 1 prices for substantially the full term of the instruments, such as quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; other inputs that are observable; or market-corroborated inputs.

•	Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the instruments.

A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.
The MUFG Group has an established and documented process for determining fair values in accordance with the guidance. When available, quoted prices are used to determine fair value. If quoted prices are not available, fair value is based upon valuation techniques that use observable or unobservable inputs. The fair values of liabilities are determined by discounting future cash flows at a rate which incorporates the MUFG Group’s own creditworthiness. In addition, valuation adjustments may be made to ensure the financial instruments are recorded at fair value. These adjustments include, but are not limited to, amounts that reflect counterparty credit quality, funding cost, liquidity risk and model risk.
The following section describes the valuation techniques used by the MUFG Group to measure fair values of certain financial instruments. The discussion includes the general classification of such financial instruments in accordance with the fair value hierarchy, a brief explanation of the valuation techniques, the significant inputs to those valuation techniques, and any additional significant assumptions.
Trading Account Assets and Liabilities—Trading Account Securities
When quoted prices are available in an active market, the MUFG Group uses quoted prices to measure the fair values of securities and such securities are classified in Level 1 of the fair value hierarchy. Examples of Level 1 securities include certain Japanese and foreign government bonds, and marketable equity securities.
When quoted prices are available but the securities are not traded in active markets, such securities are classified in Level 2 of the fair value hierarchy. These securities include certain Japanese government agency bonds, Japanese prefectural and municipal bonds, foreign government and official institution bonds, corporate bonds, residential mortgage-backed securities and equity securities.
As for quoted prices provided by third-party vendors, independent price verification is performed by the MUFG group to determine the quality and reliability of the data for fair value measurement purposes. As part of its independent price verification procedures, the MUFG group obtains a sufficient understanding of the vendors’ pricing sources and valuation processes. Further, the MUFG group performs internal price verification procedures to ensure that the quoted prices provided from the third-party vendors are reasonable. Such verification procedures include comparison of pricing sources and analysis of variances beyond certain thresholds.
When quoted prices are not available, the MUFG Group estimates fair values by using an internal model, quoted prices of securities with similar characteristics or non-binding
prices obtained from independent third parties. Such securities include certain commercial paper, corporate bonds, asset-backed securities and residential mortgage-backed securities. For commercial paper, the MUFG Group estimates fair value using discounted cash flows. The cash flows are estimated in accordance with the terms of contracts and discounted using a discount rate based on the yield curve estimated from market interest rates appropriate to the securities. Commercial paper is generally classified in Level 2 of the fair value hierarchy. For corporate bonds, the MUFG Group estimates fair value using discounted cash flows. The cash flows are estimated in accordance with the terms of contracts and discounted using discount rates applicable to the maturity of the bonds, which are adjusted to reflect credit risk of issuers. Credit risk of issuers is reflected in the future cash flows being discounted by the interest rate applicable to the maturity of the bonds. Corporate bonds are classified in either Level 2 or Level 3 of the fair value hierarchy, depending primarily on the significance of the adjustments to the unobservable input of credit worthiness. For residential mortgage-backed securities, the MUFG Group estimates fair value using non-binding
prices obtained from independent third parties. Residential mortgage-backed securities are classified as level 2 unless otherwise significant unobservable input is used for the valuation.
When there is less liquidity for securities or significant inputs used in the fair value measurements are unobservable, such securities are classified in Level 3 of the fair value hierarchy. Examples of such Level 3 securities include CLOs backed by general corporate loans, which are classified in asset-backed securities. The fair value of CLOs is measured by weighing the estimated fair value amounts from the internal model and the non-binding

quotes from the independent broker-dealers. The weight of the quotes from independent broker-dealers is determined based on the result of inquiries with the broker-dealers to understand their basis of fair value calculation with consideration given to transaction volume. Key inputs to the internal model include projected cash flows through an analysis of underlying loans, probability of default which incorporates market indices such as LCDX (which is an index of loan credit default swaps), prepayment rates and discount rates reflecting liquidity premiums based on historical market data.
Trading Account Assets and Liabilities—Derivatives
Exchange-traded derivatives valued using quoted prices are classified in Level 1 of the fair value hierarchy. Examples of Level 1 derivatives include stock futures index and interest rate futures. However, the majority of the derivative contracts entered into by the MUFG Group are traded over-the-counter
and valued using valuation techniques as there are no quoted prices for such derivatives. The valuation techniques and inputs vary depending on the types and contractual terms of the derivatives. The principal valuation techniques used to value derivatives include discounted cash flows, the Black-Scholes model and the Hull-White model. The key inputs include interest rate yield curve, foreign currency exchange rate, volatility, credit quality of the counterparty or the MUFG Group and spot price of the underlying. These models are commonly accepted in the financial industry and key inputs to the models are generally readily observable in an active market. Derivatives valued using such valuation techniques and inputs are generally classified in Level 2 of the fair value hierarchy. Examples of such Level 2 derivatives include plain-vanilla interest rate swaps, foreign currency forward contracts and currency option contracts.
Derivatives that are valued using valuation techniques with significant unobservable inputs are classified in Level 3 of the fair value hierarchy. Examples of Level 3 derivatives include long-term interest rate or currency swaps and certain credit derivatives, where significant inputs such as volatility and correlation of such inputs are unobservable.
Investment Securities
Investment securities include
Available-for-sale
debt and equity securities, whose fair values are measured using the same valuation techniques as the trading account securities described above. Investment securities also include investments in nonmarketable equity securities which are subject to specialized industry accounting principles. The valuation of such nonmarketable equity securities involves significant management judgment due to the absence of quoted prices, lack of liquidity and the long term nature of these investments. Further, there may be restriction on transfers of nonmarketable equity securities. The MUFG Group values such securities initially at transaction price and subsequently adjusts such valuations, considering evidence such as current sales transactions of similar securities, initial public offerings, recent equity issuances and change in financial condition of the investee company. Nonmarketable equity securities are included in Level 3 of the fair value hierarchy.
Other Assets
Other assets measured at fair value mainly consist of securities received as collateral that may be sold or repledged under securities lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivatives designated as hedging instruments. The securities received as collateral under lending transactions mainly consist of certain Japanese and foreign government bonds which are valued using the valuation techniques previously described in the section entitled
“Trading Accounts Assets and Liabilities—Trading Account Securities”
above.
Money in trust for segregating cash deposited by customers on security transactions mainly consists of certain Japanese government bonds which are valued using the valuation techniques described in the
“Trading Account Assets and Liabilities—Trading Account Securities”
above and is included in Level 1 or Level 2 of the fair value hierarchy depending on the component assets.
The fair values of derivatives designated as hedging instruments are measured using the valuation techniques described in the
“Trading Account Assets and Liabilities—Derivatives”
above.
Obligations to Return Securities Received as Collateral
Obligations to return securities received as collateral under securities lending transactions included in Other liabilities are measured at the fair values of the securities received as collateral. The securities received as collateral consist primarily of certain Japanese and foreign government bonds, whose fair values are measured using the valuation techniques described in the
“Trading Account Assets and Liabilities—Trading Account Securities”
above.
Other Short-term Borrowings and Long-term Debt
Certain short-term borrowings and
long
-term debt are measured at fair value due to the election of the fair value option. The fair value of these instruments are measured principally based on the discounted cash flows. Where the inputs into the valuation techniques are mainly based on observable inputs, these instruments are classified in Level 2 of the fair value hierarchy. Where significant inputs are unobservable, they are classified in Level 3 of the fair value hierarchy.
Market Valuation Adjustments
Counterparty credit risk adjustments are made to certain financial assets such as over-the-counter
derivatives to factor in counterparty credit exposure. As not all counterparties have the same credit risk, it is necessary in calculating credit risk adjustments, to take into account probability of a default event occurring for each counterparty, which is primarily derived from observed or estimated spreads on credit default swaps. In addition, the counterparty credit risk adjustment takes into account the effect of credit risk mitigation such as pledged collateral and the legal right of offset with the counterparty.
Funding valuation adjustment (“FVA”) represents the adjustment to reflect the impact of uncollateralized funding. The FVA is calculated using the MUFG’s market funding spread and the funding exposure of any uncollateralized component of the over-the-counter
derivative instrument. The MUFG Group’s FVA framework incorporates key inputs, such as the expected future funding requirements arising from the MUFG Group’s positions with each counterparty and collateral arrangements, and the estimated market funding cost in the principal market, which considers the MUFG Group’s credit risk.
Liquidity adjustments are applied mainly to the instruments classified in Level 3 of the fair value hierarchy when recent observable prices of such instruments are not available or such instruments are traded in inactive or less active markets. The liquidity adjustments are based on the facts and circumstances of the markets including the availability of external quotes and the time since the latest available quote.
Model valuation adjustments such as unobservable parameter valuation adjustments may be provided when the fair values of instruments are determined based on internally developed valuation techniques. Examples of such adjustments include adjustments to the model price of certain derivatives where parameters such as correlation are unobservable. Unobservable parameter valuation adjustments are applied to mitigate
the uncertainty inherent in the resulting valuation estimate.
Investments in Certain Entities That Calculate Net Asset Value per Share
The MUFG Group has interests in investment funds mainly private equity funds, and real estate funds that are measured at fair value on a recurring or nonrecurring basis.
Private equity funds have specific investment objectives in connection with their acquisition of equity interests, such as providing financing and other support to start-up
businesses, medium and small entities in a particular geographical area, and to companies with certain technology or companies in a high-growth industry. Generally, these investments cannot be redeemed with the funds, and the return of invested capital and its gains are derived from distributions received upon the liquidation of the underlying assets of the fund, the timing of which is uncertain.
Real estate funds invest globally and primarily in real estate companies, debt recapitalizations and direct property. These investments are generally not redeemable with the funds. Distributions from each fund will be received as the underlying investments of the funds are liquidated, the timing of which is uncertain.
Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following tables present the financial instruments carried at fair value by level within the fair value hierarchy as of March 31, 2019 and 2020:

At March 31, 2019	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities (1)	¥12,821,328	¥13,725,079	¥785,326	¥27,331,733
Debt securities
Japanese national government and Japanese government agency bonds	2,117,841	512,134	—	2,629,975
Japanese prefectural and municipal bonds	—	117,799	—	117,799
Foreign government and official institution bonds	9,264,028	454,365	792	9,719,185
Corporate bonds	—	3,203,585	31,384	3,234,969
Residential mortgage-backed securities	—	7,038,353	35,181	7,073,534
Asset-backed securities	—	253,274	627,678	880,952
Other debt securities	—	747	35,148	35,895
Commercial paper	—	1,473,693	—	1,473,693
Equity securities (2)	1,439,459	671,129	55,143	2,165,731
Trading derivative assets	63,582	13,047,590	93,313	13,204,485
Interest rate contracts	23,430	10,067,719	17,307	10,108,456
Foreign exchange contracts	1,115	2,771,115	22,861	2,795,091
Equity contracts	39,037	139,666	9,000	187,703
Commodity contracts	—	3,727	25,684	29,411
Credit derivatives	—	65,363	18,461	83,824
Investment securities:
Available-for-sale debt securities	22,550,086	10,684,983	283,434	33,518,503
Japanese national government and Japanese government agency bonds	20,635,872	3,441,824	—	24,077,696
Japanese prefectural and municipal bonds	—	2,226,566	—	2,226,566
Foreign government and official institution bonds	1,914,214	707,959	19,246	2,641,419
Corporate bonds	—	1,126,535	4,196	1,130,731
Residential mortgage-backed securities	—	1,615,336	15	1,615,351
Commercial mortgage-backed securities	—	128,917	2,038	130,955
Asset-backed securities	—	1,371,467	131,455	1,502,922
Other debt securities	—	66,379	126,484	192,863
Equity securities	5,982,629	375,914	27,820	6,386,363
Marketable equity securities	5,982,629	375,914	—	6,358,543
Nonmarketable equity securities (3)	—	—	27,820	27,820
Other (4)	807,193	42,184	32,378	881,755

Total	¥42,224,818	¥37,875,750	¥1,222,271	¥81,322,839

At March 31, 2019	Level 1	Level 2	Level 3	Fair Value
	( in millions )
Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥157,114	¥5,796	¥—	¥162,910
Trading derivative liabilities	88,329	12,701,110	57,143	12,846,582
Interest rate contracts	35,179	9,839,618	21,496	9,896,293
Foreign exchange contracts	2,633	2,663,347	4,670	2,670,650
Equity contracts	50,517	126,737	6,138	183,392
Commodity contracts	—	2,916	24,735	27,651
Credit derivatives	—	68,492	104	68,596
Obligation to return securities received as collateral (5)	2,912,355	174,671	—	3,087,026
Other (6)	—	426,368	65,648	492,016

Total	¥3,157,798	¥13,307,945	¥122,791	¥16,588,534

At March 31, 2020	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities (1)	¥14,891,635	¥17,061,985	¥525,946	¥32,479,566
Debt securities
Japanese national government and Japanese government agency bonds	3,805,039	350,128	—	4,155,167
Japanese prefectural and municipal bonds	—	93,479	—	93,479
Foreign government and official institution bonds	9,356,427	417,766	1,052	9,775,245
Corporate bonds	11	2,537,559	144	2,537,714
Residential mortgage-backed securities	—	9,037,539	—	9,037,539
Asset-backed securities	—	590,556	416,259	1,006,815
Other debt securities	—	7,787	6,651	14,438
Commercial paper	—	2,959,580	—	2,959,580
Equity securities (2)	1,730,158	1,067,591	101,840	2,899,589
Trading derivative assets	216,834	14,680,632	60,108	14,957,574
Interest rate contracts	74,488	10,758,790	13,329	10,846,607
Foreign exchange contracts	1,550	3,723,087	9,046	3,733,683
Equity contracts	140,796	87,285	7,491	235,572
Commodity contracts	—	10	27,492	27,502
Credit derivatives	—	111,460	2,750	114,210
Investment securities:
Available-for-sale debt securities	22,126,881	11,798,392	274,930	34,200,203
Japanese national government and Japanese government agency bonds	19,897,187	3,565,692	—	23,462,879
Japanese prefectural and municipal bonds	—	2,952,820	—	2,952,820
Foreign government and official institution bonds	2,229,694	792,027	15,767	3,037,488
Corporate bonds	—	1,262,718	10,108	1,272,826
Residential mortgage-backed securities	—	1,459,378	15	1,459,393
Commercial mortgage-backed securities	—	380,278	1,977	382,255
Asset-backed securities	—	1,328,601	140,875	1,469,476
Other debt securities	—	56,878	106,188	163,066
Equity securities	4,471,499	296,819	39,963	4,808,281
Marketable equity securities	4,471,499	296,819	—	4,768,318
Nonmarketable equity securities (3)	—	—	39,963	39,963
Other (4)	1,054,186	45,913	36,701	1,136,800

Total	¥42,761,035	¥43,883,741	¥937,648	¥87,582,424

At March 31, 2020	Level 1	Level 2	Level 3	Fair Value
	(in millions )
Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥555,664	¥3,718	¥—	¥559,382
Trading derivative liabilities	300,215	13,851,205	56,631	14,208,051
Interest rate contracts	153,098	10,038,198	14,079	10,205,375
Foreign exchange contracts	3,360	3,596,589	4,041	3,603,990
Equity contracts	143,757	121,229	11,713	276,699
Commodity contracts	—	14	26,775	26,789
Credit derivatives	—	95,175	23	95,198
Obligation to return securities received as collateral (5)	4,663,068	143,103	—	4,806,171
Other (6)	—	514,003	6,606	520,609

Total	¥5,518,947	¥14,512,029	¥63,237	¥20,094,213

Notes:
(1)	Includes securities measured under the fair value option.

(2)	Excludes certain investments valued at net asset value of private equity funds whose fair values were ¥40,400 million and ¥66,918 million at March 31, 2019 and 2020, respectively. The amounts of unfunded commitments related to these private equity funds were ¥94,483 million and ¥102,743 million at March 31, 2019 and 2020, respectively.

(3)
Excludes certain investments valued at net asset value of real estate funds and private equity and other
funds whose fair values at March 31, 2019 were ¥17,583 million and ¥9,921 million
, respectively, and those at March 31, 2020 were ¥23,233 million and ¥18,862 million, respectively. The amounts of unfunded commitments related to these real estate funds and private equity and other funds at March 31, 2019 were ¥2,054 million and nil, respectively, and those at March 31, 2020
were ¥1,494 million and nil, respectively.

(4)	Mainly comprises securities received as collateral that may be sold or repledged under securities lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivative assets designated as hedging instruments.

(5)	Included in Other liabilities.

(6)	Includes other short-term borrowings, long-term debt, bifurcated embedded derivatives carried at fair value and derivative liabilities designated as hedging instruments.

Changes in Level 3 Recurring Fair Value Measurements
The following tables present a reconciliation of the assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the fiscal years ended March 31, 2019 and 2020. The determination to classify a financial instrument within Level 3 is based upon the significance of the unobservable inputs to overall fair value measurement. However, Level 3 financial instruments typically include, in addition to the unobservable or Level 3 input, observable inputs (inputs that are actively quoted and can be validated to external sources). Accordingly, the gains and losses in the tables below include changes in fair value due in part to observable inputs used in the valuation techniques.

	March 31, 2018	Total gains (losses) for the period			Purchases	Issues	Sales	Settlements	Transfers into Level 3		Transfers out of Level 3		March 31, 2019	Change in unrealized gains (losses) included in earnings for assets and liabilities still held at March 31, 2019
		Included in earnings		Included in other comprehensive income
	(in millions)
Assets
Trading account assets:
Trading securities (1)	¥827,493	¥23,848	(2)	¥(1,341)	¥454,048	¥—	¥(316,384)	¥(213,944)	¥29,445		¥(17,839)		¥785,326	¥18,299	(2)
Debt securities
Foreign government and official institution bonds	1,047	863		—	117,619	—	(118,377)	(317)	—		(43)		792	5
Corporate bonds	23,092	611		—	2,040	—	(1,798)	(4,188)	29,423	(5)	(17,796	) (5)	31,384	286
Residential mortgage-backed securities	41,141	(282)		—	—	—	—	(5,678)	—		—		35,181	(289)
Asset-backed securities	684,637	18,692		(1,341)	315,865	—	(195,851)	(194,324)	—		—		627,678	15,528
Other debt securities	33,450	1,698		—	—	—	—	—	—		—		35,148	1,698
Equity securities	44,126	2,266		—	18,524	—	(358)	(9,437)	22		—		55,143	1,071
Trading derivatives—net	12,119	(5,871	) (2)	(744)	787	(682)	—	37	20,192		10,332		36,170	(25,241	) (2)
Interest rate contracts—net	14,596	12,397		57	—	(119)	—	(25,601)	(7,013)		1,494		(4,189)	11,507
Foreign exchange contracts—net	6,736	(10,997)		(419)	210	—	—	(322)	27,230	(5)	(4,247)		18,191	(10,451)
Equity contracts—net	(10,685)	18,756		(374)	13	(228)	—	(17,680)	(25)		13,085		2,862	(752)
Commodity contracts—net	683	32		6	564	(335)	—	(1)	—		—		949	795
Credit derivatives—net	789	(26,059)		(14)	—	—	—	43,641	—		—		18,357	(26,340)
Investment securities:
Available-for-sale debt securities	350,660	6,415	(3)	(9,791)	273,201	—	—	(338,180)	1,456		(327)		283,434	(498	) (3)
Foreign government and official institution bonds	20,192	—		(876)	645	—	—	(715)	—		—		19,246	—
Corporate bonds	6,037	(345)		3	3,450	—	—	(6,078)	1,456	(5)	(327	) (5)	4,196	(498)
Residential mortgage-backed securities	15	—		—	—	—	—	—	—		—		15	—
Commercial mortgage-backed securities	2,430	—		(135)	—	—	—	(257)	—		—		2,038	—
Asset-backed securities	161,172	6,760		(5,016)	263,587	—	—	(295,048)	—		—		131,455	—
Other debt securities	160,814	—		(3,767)	5,519	—	—	(36,082)	—		—		126,484	—
Equity securities	28,359	(2,298	) (3)	—	3,795	—	(1,418)	—	—		(618)		27,820	(3,060	) (3)
Nonmarketable equity securities	28,359	(2,298)		—	3,795	—	(1,418)	—	—		(618)		27,820	(3,060)
Other	8,660	(1,022	) (7)	(20)	24,961	—	(206)	—	5		—		32,378	(1,191	) (7)

Total	¥1,227,291	¥21,072		¥(11,896)	¥756,792	¥(682)	¥(318,008)	¥(552,087)	¥51,098		¥(8,452)		¥1,165,128	¥(11,691)

Liabilities
Other	¥(25,528)	¥(19,629	) (4)	¥6,670	¥—	¥16,759	¥—	¥(18,499)	¥44,727	(6)	¥35,230	(6)	¥65,648	¥(10,778	) (4)

Total	¥(25,528)	¥(19,629)		¥6,670	¥—	¥16,759	¥—	¥(18,499)	¥44,727		¥35,230		¥65,648	¥(10,778)

	March 31, 2019	Total gains (losses) for the period			Purchases	Issues	Sales	Settlements	Transfers into Level 3		Transfers out of Level 3		March 31, 2020	Change in unrealized gains (losses) included in earnings for assets and liabilities still held at March 31, 2020
		Included in earnings		Included in other comprehensive income
	(in millions)
Assets
Trading account assets:
Trading securities (1)	¥785,326	¥(22,419	) (2)	¥—	¥227,656	¥—	¥(214,183)	¥(225,980)	¥52,140		¥(76,594)		¥525,946	¥(18,915	) (2)
Debt securities
Foreign government and official institution bonds	792	589		—	93,957	—	(92,748)	(18)	—		(1,520)		1,052	(12)
Corporate bonds	31,384	(279)		—	631	—	(3,937)	(4,721)	24,882	(5)	(47,816	) (5)	144	(13)
Residential mortgage-backed securities	35,181	(695)		—	—	—	(23,837)	(10,649)	—		—		—	—
Asset-backed securities	627,678	(23,494)		—	113,239	—	(93,655)	(207,509)	—		—		416,259	(18,815)
Other debt securities	35,148	(1,239)		—	—	—	—	—	—		(27,258	) (8)	6,651	(387)
Equity securities	55,143	2,699		—	19,829	—	(6)	(3,083)	27,258	(8)	—		101,840	312
Trading derivatives—net	36,170	4,503	(2)	178	714	(1,449)	—	(33,463)	40,857		(44,033)		3,477	(16,742	) (2)
Interest rate contracts—net	(4,189)	21,290		(24)	—	—	—	(12,025)	2,254		(8,056)		(750)	8,046
Foreign exchange contracts—net	18,191	(21,429)		89	3	—	—	4,858	35,444	(5)	(32,151	) (5)	5,005	(21,483)
Equity contracts—net	2,862	5,188		110	96	(777)	—	(11,305)	(41)		(355)		(4,222)	(2,846)
Commodity contracts—net	949	(174)		(1)	615	(672)	—	—	—		—		717	(167)
Credit derivatives—net	18,357	(372)		4	—	—	—	(14,991)	3,200		(3,471)		2,727	(292)
Investment securities:
Available-for-sale debt securities	283,434	(2,402	) (3)	804	281,041	—	(24)	(300,023)	15,201		(3,101)		274,930	(934	) (3)
Foreign government and official institution bonds	19,246	—		1,625	828	—	—	(5,932)	—		—		15,767	—
Corporate bonds	4,196	(458)		342	663	—	(1)	(6,734)	15,201	(5)	(3,101	) (5)	10,108	(934)
Residential mortgage-backed securities	15	—		—	—	—	—	—	—		—		15	—
Commercial mortgage-backed securities	2,038	—		125	—	—	(23)	(163)	—		—		1,977	—
Asset-backed securities	131,455	(1,944)		(1,085)	274,110	—	—	(261,661)	—		—		140,875	—
Other debt securities	126,484	—		(203)	5,440	—	—	(25,533)	—		—		106,188	—
Equity securities	27,820	2,585	(3)	—	12,718	—	(2,527)	(35)	—		(598)		39,963	863	(3)
Nonmarketable equity securities	27,820	2,585		—	12,718	—	(2,527)	(35)	—		(598)		39,963	863
Other	32,378	(10,105	) (7)	(375)	44,324	—	(29,334)	(187)	—		—		36,701	(10,136	) (7)

Total	¥1,165,128	¥(27,838)		¥607	¥566,453	¥(1,449)	¥(246,068)	¥(559,688)	¥108,198		¥(124,326)		¥881,017	¥(45,864)

Liabilities
Other	¥65,648	¥(5,388	) (4)	¥(414)	¥—	¥2,258	¥—	¥(21,133)	¥333	(6)	¥(46,302	) (6)	¥6,606	¥9,648	(4)

Total	¥65,648	¥(5,388)		¥(414)	¥—	¥2,258	¥—	¥(21,133)	¥333		¥(46,302)		¥6,606	¥9,648

Notes:
(1)	Includes Trading securities measured under the fair value option.

(2)	Included in Trading account profits (losses)—net and in Foreign exchange losses—net.

(3)	Included in Investment securities gains (losses)—net.

(4)	Included in Trading account profits (losses)—net.

(5)
Transfers into (out of) Level 3 for Corporate bonds were
caused
by the decrease (increase) in liquidity or the availability of the quoted prices provided by third-party vendors. Transfers into (out of) Level 3 for Foreign exchange contracts—net were mainly caused by the valuation using certain unobservable input.

(6)
Transfers into (out of) Level 3 for bifurcated embedded derivatives in Other were mainly caused by the decrease (increase) in the observability of the key inputs to the valuation models and a corresponding increase (decrease) in the significance of the unobservable inputs.

(7)	Included in Fees and commissions income and Other non-interest income.

(8)	Transfers relate to the reclassification of certain securities.

Quantitative Information about Level 3 Fair Value Measurements
The following tables present information on the valuation techniques, significant unobservable inputs and their ranges for each major category of assets and liabilities measured at fair value on a recurring basis and classified in Level 3:

At March 31, 2019	Fair value (1)	Valuation technique	Significant unobservable inputs	Range	Weighted average (2)
	(in millions)
Assets
Trading securities and Investment securities:
Foreign government and official institution bonds	¥19,246	Return on equity method	Probability of default	0.0%~0.4%	0.3%
			Recovery rate	60.0%~70.0%	66.7%
			Market-required return on capital	10.0%	10.0%
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities	109,213	Discounted cash flow	Probability of default	1.2%~5.3%	5.0%
			Recovery rate	60.0%~76.0%	67.2%
			Loan price	90.5%~100.3%	95.4%
	587,577	Internal model (4)	Asset correlations	10.0%	10.0%
			Discount factor	1.0%~1.2%	1.2%
			Prepayment rate	22.7%	22.7%
			Probability of default	0.0%~90.1%	— (3)
			Recovery rate	64.3%	64.3%
Other debt securities	35,148	Discounted cash flow	Liquidity premium	1.0%~2.4%	1.3%
	112,822	Return on equity method	Probability of default	0.0%~25.0%	0.3%
			Recovery rate	40.0%~90.0%	78.0%
			Market-required return on capital	8.0%~10.0%	9.5%

At March 31, 2019	Fair value (1)	Valuation technique	Significant unobservable inputs	Range
(in millions)
Trading derivatives—net:
Interest rate contracts—net	(4,189)	Option model	Probability of default	0.0%~12.0%
			Correlation between interest rates	29.2%~51.3%
			Correlation between interest rate and foreign exchange rate	22.8%~60.0%
			Recovery rate	41.0%~48.0%
			Volatility	11.0%~71.3%
Foreign exchange contracts—net	18,198	Option model	Probability of default	0.0%~12.0%
			Correlation between interest rates	35.0%~70.0%
			Correlation between interest rate and foreign exchange rate	14.8%~60.0%
			Recovery rate	41.0%~48.0%
			Correlation between underlying assets	65.0%
			Volatility	9.7%~18.2%
Equity contracts—net	(2,727)	Option model	Correlation between foreign exchange rate and equity	7.0%~64.1%
			Correlation between equities	21.6%~80.3%
			Correlation between underlying assets	51.7%~82.0%
			Volatility	21.0%~30.0%
	5,878	Discounted cash flow	Term of litigation	1.0 year

At March 31, 2020	Fair value (1)	Valuation technique	Significant unobservable inputs	Range	Weighted average (2)
	(in millions)
Assets
Trading securities and Investment securities:
Foreign government and official institution bonds	¥15,767	Return on equity method	Probability of default	0.2%~1.3%	0.4%
			Recovery rate	55.0%~90.0%	69.9%
			Market-required return on capital	8.0%~10.0%	9.9%
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities	92,025	Discounted cash flow	Probability of default	1.2%~5.3%	5.0%
			Recovery rate	60.0%~76.0%	68.2%
	389,170	Internal model (4)	Asset correlations	1.0%	1.0%
			Discount factor	1.1%~1.4%	1.4%
			Prepayment rate	21.0%	21.0%
			Probability of default	0.0%~99.0%	— (3)
			Recovery rate	57.8%	57.8%
Other debt securities	6,651	Discounted cash flow	Liquidity premium	2.4%	2.4%
	86,734	Return on equity method	Probability of default	0.0%~25.0%	0.3%
			Recovery rate	60.0%~90.0%	79.8%
			Market-required return on capital	8.0%~10.0%	9.4%
Equity securities	27,144	Discounted cash flow	Liquidity premium	1.0%	1.0%

At March 31, 2020	Fair value (1)	Valuation technique	Significant unobservable inputs	Range
	(in millions)
Trading derivatives—net:
Interest rate contracts—net	(728)	Option model	Correlation between interest rates	32.9%~62.5%
			Correlation between interest rate and foreign exchange rate	16.7%~60.0%
			Volatility	0.0%~100.0%
Foreign exchange contracts—net	5,005	Option model	Correlation between interest rates	30.0%~70.0%
			Correlation between interest rate and foreign exchange rate	15.8%~60.0%
			Correlation between underlying assets	60.0%
			Volatility	7.5%~17.0%
Equity contracts—net	(10,038)	Option model	Correlation between foreign exchange rate and equity	(58.4) %~56.9%
			Correlation between equities	19.5%~81.0%
			Volatility	24.2%~32.0%
	6,166	Discounted cash flow	Term of litigation	0.1 year~1.1 years

Notes:
(1)	The fair value as of March 31, 2019 and 2020 excludes the fair value of investments valued using vendor prices.

(2)	Weighted averages are calculated by weighing each input by the relative fair value of the respective financial instruments.

(3)	See “Probability of default” in “Sensitivity to and range of unobservable inputs.”

(4)	For further detail of Internal model, refer to the last paragraph of “Trading Account Assets and Liabilities—Trading Account Securities.”

Sensitivity to and range of unobservable inputs
Probability of default
—Probability of
default
is an estimate of the likelihood that the default event will occur and the MUFG Group will be unable to collect the contractual amounts. A significant increase (decrease)

in the default rate would result in a significant decrease (increase) in a fair value through a decrease (increase) in the estimated cash flows. Probability of default used in internal model of Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities represents that of underlying assets, whereas probability of default used in other valuation techniques represents the counterparty default risks, determined through the MUFG Group’s credit rating system.
The wide range of probability of default used in the internal model of Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities is mainly caused by Asset-backed securities. Asset-backed securities have a large number of underlying loans, mainly corporate loans, in several industries. The MUFG Group primarily makes investments in the senior tranches of such securities, with no investments in the equity portion. Thus, the MUFG Group’s investments have higher priority of payments than mezzanine and equity and even if some of underlying loans become default, the MUFG Group may still be able to receive the full contractual payments.
Discount factor and Liquidity premium
—Discount factor and liquidity premium are adjustments to discount rates to reflect uncertainty of cash flows and liquidity of the instruments. When recent prices of similar instruments are unobservable in inactive or less active markets, discount rates are adjusted based on the facts and circumstances of the markets including the availability of quotes and the time since the latest available quotes. A significant increase (decrease) in discount rate would result in a significant decrease (increase) in a fair value.
Recovery rate and Prepayment rate
—Recovery rate is the proportion of the total outstanding balance of a bond or loan that is expected to be collected in a liquidation scenario. For many debt securities (such as asset-backed securities), there is no directly observable market input for recovery, but indications of recovery levels are available from third-party pricing services. The assumed recovery of a security may differ from its actual recovery that will be observable in the future. Prepayment rate represents the proportion of principal that is expected to be paid prematurely in each period on a security or pool of securities. Prepayment rates change the future cash flows for the investor and thereby change the fair value of the security. Recovery rate and prepayment rate would affect estimation of future cash flows to a certain extent and changes in these inputs could result in a significant increase or decrease in fair value.
Volatility
—Volatility is a measure of the speed and severity of market price changes and is a key factor in pricing. Typically, instruments can become more expensive if volatility increases. A significant increase (decrease) in volatility would cause a significant increase (decrease) in the value of an option resulting in the significant increase (decrease) in fair value.
The level of volatility generally depends on the tenor of the underlying instrument and the strike price or level defined in the contract. Volatilities for certain combinations of tenor and strike price are not observable. The volatility inputs used to estimate fair value of interest rate contracts are distributed throughout the range.
Correlation
—Correlation is a measure of the relationship between the movements of two variables (i.e. how the change in one variable influences a change in the other variables). A variety of correlation-related assumptions are required for a wide range of instruments including foreign government and official institution bonds, asset-backed securities, corporate bonds, derivatives and certain other instruments. In most cases, correlations used are not observable in the market and must be estimated using historical information. Changes in correlation inputs can have a major impact, favorable or unfavorable, on the value of an instrument, depending on its nature. In addition, the wide range of correlation inputs are primarily due to the complex and unique nature of these instruments. There are many different types of correlation inputs, including cross-asset correlation (such as correlation between interest rate and equity), and same-asset correlation (such as correlation between interest rates). Correlation levels are highly dependent on market conditions and could have a relatively wide range of levels within or across asset classes.
For interest rate contracts and foreign exchange contracts, the diversity in the portfolio held by the MUFG Group is reflected in wide ranges of correlation, as the fair values of transactions with a variety of currencies and tenors are determined using several foreign exchange and interest rate curves. For equity derivative contracts, the wide range of correlation between interest rate and equity is primarily due to the large number of correlation pairs with different maturities of contracts. For credit derivative contracts, the wide range of correlation between underlying assets is primarily due to factors such as reference assets with different maturities, capital structure subordinations, and credit quality.
Term of litigation
—Term of litigation is the estimated period until the resolution of a certain litigation matter that relates to an issuer’s restricted shares (“Covered Litigation”) that the MUFG Group purchased, which is referenced in certain swap transactions.
These swaps are valued using a discounted cash flow methodology and are dependent upon the final resolution of the Covered Litigation. The settlement timing of the Covered Litigation is not observable in the market, therefore the estimated term is classified as a level 3 input.
The restricted shares which the MUFG Group purchased will be convertible to listed shares of the issuer at the end of the Covered Litigation. The restricted shares will be diluted dependent upon the settlement amount of the Covered Litigation and the dilution of the restricted shares is accomplished through an adjustment to the conversion rate of the restricted shares. In order to hedge the reduction of the conversion rate, the MUFG Group entered into certain swaps with the seller which references the conversion rate. The value generated by these trades is subject to the ultimate term of the issuer’s litigation, subject to a minimum term referenced within the trade contracts.
Market-required return on capital
—Market-required return on capital is the return on capital expected by the secondary market. A significant increase (decrease) in the market-required return on capital would result in a significant decrease (increase) in a fair value of a financial asset.
Loan Price
—Loan price refers to independent valuations which are supported by a number of third-party quotes. A significant increase (decrease) in the loan price would result in a significant increase (decrease) in a fair value of a financial asset.
Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis
Certain assets and liabilities may be measured at fair value on a nonrecurring basis in periods subsequent
to their initial recognition. These assets are subject to fair value adjustments that result from the application of the lower of cost or fair value accounting, write-downs of individual assets or the measurement alternative for nonmarketable equity securities. The following table presents the carrying value of assets measured at fair value on a nonrecurring basis by level within the fair value hierarchy as of March 31, 2019 and 2020:

	2019				2020
	Level 1	Level 2	Level 3	Total carrying value	Level 1	Level 2	Level 3	Total carrying value
	(in millions)
Assets
Investment securities (1)(2)	¥—	¥80,779	¥4,208	¥84,987	¥—	¥15,473	¥2,703	¥18,176
Loans	2,656	9,104	250,678	262,438	2,548	9,199	260,282	272,029
Loans held for sale	—	—	77,506	77,506	—	—	73,573	73,573
Collateral dependent loans	2,656	9,104	173,172	184,932	2,548	9,199	186,709	198,456
Premises and equipment	—	—	35,352	35,352	—	—	37,109	37,109
Intangible assets	—	—	19,635	19,635	—	—	453	453
Goodwill	—	—	—	—	—	—	283,032	283,032
Other assets	136,528	49,756	9,774	196,058	73,015	—	18,609	91,624
Investments in equity method investees (1)	136,528	49,756	—	186,284	73,015	—	5,911	78,926
Other	—	—	9,774	9,774	—	—	12,698	12,698

Total	¥139,184	¥139,639	¥319,647	¥598,470	¥75,563	¥24,672	¥602,188	¥702,423

Notes:
(1)	Excludes certain investments valued at net asset value of ¥8,866 million and ¥12,935 million at March 31, 2019 and 2020, respectively. The unfunded commitments related to these investments are ¥12,242 million and ¥17,216 million at March 31, 2019 and 2020, respectively. These investments are in private equity funds.

(2)	Includes certain nonmarketable equity securities that are measured at fair value on a nonrecurring basis, including impairment and observable price change for nonmarketable equity securities measured under the measurement alternative.

The following table presents losses (gains) recorded as a result of changes in the fair value of assets measured at fair value on a nonrecurring basis for the fiscal years ended March 31, 2019 and 2020:

	2019	2020
	(in millions)
Investment securities	¥(50,785)	¥(2,171)
Loans	30,153	47,359
Loans held for sale	4,762	4,688
Collateral dependent loans	25,391	42,671
Premises and equipment	31,345	16,517
Intangible assets	118,108	3,732
Goodwill	—	383,810
Other assets	59,557	46,237
Investments in equity method investees	51,645	21,672
Other	7,912	24,565

Total	¥188,378	¥495,484

Investment securities for the year ended March 31, 2019 and 2020 primarily include nonmarketable equity securities measured under the measurement alternative. See Note 3 for the details of the measurement alternative.
Loans include loans held for sale and collateral dependent loans. Loans held for sale are recorded at the lower of cost or estimated fair value. The fair value of the loans held for sale is based on secondary market prices, recent transactions or discounted cash flows. These loans are principally classified in Level 3 of the fair value hierarchy, and when quoted prices are available
but not traded actively, such loans held for sale are classified in Level 2 of the fair value hierarchy. Collateral dependent loans are measured at fair value of the underlying collateral. Collateral is comprised mainly of real estate and exchange-traded equity securities. The MUFG Group maintains an established process for internally determining the fair value of real estate, using the following valuation techniques and assumptions. Collateral dependent loans that are measured based on underlying real estate collateral are classified in Level 3 of the fair value hierarchy.
•
Replacement cost approach
. The replacement cost approach is primarily used for buildings and the land they are built on. This approach calculates the fair value of the collateral using the replacement cost of the property as of the valuation date. Replacement cost tables and useful life tables used for this approach are developed by subsidiaries of MUFG.

•
Sales comparison approach
. The sales comparison approach is mainly used for land. The fair value of the collateral located in Japan is based on Japanese government official land prices and standard land prices, considering the results of comparison analysis between the official roadside value which is used for tax purposes and the related government official land and standard land prices.

•
Income approach
. The income approach is, as a general rule, applied to all rental properties based on the highest and best use concept. This approach calculates the fair value of the collateral using expected future cash flows. In this approach, the expected annual net operating income is discounted using the related capitalization yield. The significant assumptions within the income approach are the expected annual net operating income and capitalization yield. The expected annual net operating income is estimated based on rental income of the property. The capitalization yield is determined based on the location
and use of the property by subsidiaries of MUFG. The capitalization yield may be adjusted to reflect the trends in locations, occupancy rates and rent level and other factors.

Premises and equipment consist of those assets which were written down to fair value. The fair values are determined based on prices obtained from an appraiser or discounted cash flows. These impaired premises and equipment are classified as Level 3 of the fair value hierarchy.
Intangible assets consist of those assets which were written down to fair value. The fair values are determined based on discounted cash flows. These impaired intangible assets are classified as Level 3 of the fair value hierarchy.
Other assets mainly consist of investments in equity method investees which were written down to fair value due to impairment. When investments in equity method investees are marketable equity securities, the fair values are determined based on quoted prices. Impaired investments in equity method investees which are marketable equity securities are classified in either Level 1 or Level 2 of the fair value hierarchy. When investments in equity method investees are nonmarketable equity securities, the fair values are determined using the same methodologies as those for impaired nonmarketable equity securities described above. Impaired investments in equity method investees which are nonmarketable equity securities are classified in Level 3 of the fair value hierarchy.

Fair Value Option
The MUFG Group elected the fair value option for foreign currency-denominated debt securities and equity securities held by MUFG Bank and Mitsubishi UFJ Trust and Banking. The election was made to mitigate accounting
mismatches related to fluctuations of foreign exchange rates by allowing the gains and losses on translation of these securities to be included in current earnings. The gains and losses on translation of debt securities without the fair value option, are included in OCI, while
the gains and losses on translation of foreign currency-denominated financial liabilities are included in current earnings.
The MUFG Group also elected the fair value option for certain financial instruments held by Mitsubishi UFJ Securities Holdings’s foreign subsidiaries because those financial instruments are managed on a fair value basis, and these exposures are considered to be trading-related positions. These financial assets are included in Other assets. These financial liabilities are mainly included in Other short-term borrowings and Long-term debt. Unrealized gains and losses on such financial instruments are recognized in the accompanying consolidated statements of income.
The following table presents the gains or losses recorded for the fiscal years ended March 31, 2018, 2019 and 2020 related to the eligible instruments for which the MUFG Group elected the fair value option:

	2018			2019			2020
	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value
	(in millions)
Financial assets:
Trading account securities (1)	¥(148,242)	¥(267,507)	¥(415,749)	¥208,952	¥186,578	¥395,530	¥837,832	¥(596,017)	¥241,815

Total	¥(148,242)	¥(267,507)	¥(415,749)	¥208,952	¥186,578	¥395,530	¥837,832	¥(596,017)	¥241,815

Financial liabilities:
Other short-term borrowings (2)	¥5,902	¥—	¥5,902	¥(5,559)	¥—	¥(5,559)	¥5,194	¥—	¥5,194
Long-term debt (2)	7,554	—	7,554	(8,322)	—	(8,322)	(8,087)	—	(8,087)

Total	¥13,456	¥—	¥13,456	¥(13,881)	¥—	¥(13,881)	¥(2,893)	¥—	¥(2,893)

Notes:
(1)	Excludes Danamon’s equity securities. See Note 2 for reference.

(2)	Change in value attributable to the instrument-specific credit risk related to those financial liabilities are not material.

The following table presents the differences between the aggregate fair value and the aggregate remaining contractual principal balance outstanding as of March 31, 2019 and 2020 for long-term debt instruments for which the fair value option has been elected:

	2019			2020
	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding
	(in millions)
Financial liabilities:
Long-term debt	¥358,730	¥325,808	¥(32,922)	¥319,149	¥304,067	¥(15,082)

Total	¥358,730	¥325,808	¥(32,922)	¥319,149	¥304,067	¥(15,082)

Interest income and expense related to the assets and liabilities for which the fair value option is elected are measured based on the
contractual rates and dividend income related to these assets are recognized when the shareholder right to receive the dividend is established. These interest income and expense and dividend income are reported in the accompanying consolidated statements of income as either interest income or expense, depending on the nature of the related asset or liability.
Estimated Fair Value of Financial Instruments
The following is a summary of carrying amounts and estimated fair values by level within the fair value hierarchy of financial instruments which are not carried at fair value on a recurring basis in the accompanying consolidated balance sheets as of March 31, 2019 and 2020:

	Carrying amount	Estimated fair value
At March 31, 2019		Total	Level 1	Level 2	Level 3
	(in billions)
Financial assets:
Cash and due from banks	¥33,924	¥33,924	¥33,924	¥—	¥—
Interest-earning deposits in other banks	40,647	40,647	—	40,647	—
Call loans and funds sold	1,110	1,110	—	1,110	—
Receivables under resale agreements	10,975	10,975	—	10,975	—
Receivables under securities borrowing transactions	2,759	2,759	—	2,759	—
Investment securities	4,442	4,453	1,197	1,135	2,121
Loans, net of allowance for credit losses (1)	116,213	117,064	3	247	116,814
Other financial assets (2)	7,455	7,455	—	7,455	—
Financial liabilities:
Deposits
Non-interest-bearing	¥30,443	¥30,443	¥—	¥30,443	¥—
Interest-bearing	168,846	168,899	—	168,899	—
Total deposits	199,289	199,342	—	199,342	—
Call money and funds purchased	2,450	2,450	—	2,450	—
Payables under repurchase agreements	25,225	25,225	—	25,225	—
Payables under securities lending transactions	913	913	—	913	—
Due to trust account and other short-term borrowings	9,177	9,177	—	9,177	—
Long-term debt	27,790	27,968	—	27,968	—
Other financial liabilities	6,781	6,781	—	6,781	—

	Carrying amount	Estimated fair value
At March 31, 2020		Total	Level 1	Level 2	Level 3
	(in billions)
Financial assets:
Cash and due from banks	¥33,283	¥33,283	¥33,283	¥—	¥—
Interest-earning deposits in other banks	45,267	45,267	—	45,267	—
Call loans and funds sold	1,169	1,169	—	1,169	—
Receivables under resale agreements	23,996	23,996	—	23,996	—
Receivables under securities borrowing transactions	3,444	3,444	—	3,444	—
Investment securities	4,166	4,178	1,134	1,042	2,002
Loans, net of allowance for credit losses (1)	117,373	118,497	3	259	118,235
Other financial assets (2)	8,494	8,494	—	8,494	—
Financial liabilities:
Deposits
Non-interest-bearing	¥33,382	¥33,382	¥—	¥33,382	¥—
Interest-bearing	170,574	170,631	—	170,631	—
Total deposits	203,956	204,013	—	204,013	—
Call money and funds purchased	3,669	3,669	—	3,669	—
Payables under repurchase agreements	31,850	31,850	—	31,850	—
Payables under securities lending transactions	1,017	1,017	—	1,017	—
Due to trust account and other short-term borrowings	19,057	19,057	—	19,057	—
Long-term debt	27,772	27,941	—	27,941	—
Other financial liabilities	7,139	7,139	—	7,139	—

Notes:
(1)	Includes loans held for sale and collateral dependent loans measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.

(2)	Excludes investments in equity method investees of ¥2,487 billion and ¥2,421 billion at March 31, 2019 and 2020, respectively.

The fair values of certain
off-balance
sheet financial instruments held for purposes other than trading, including commitments to extend credit and commercial letters of credit, are estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the credit quality. The aggregate fair value of such instruments at March 31, 2019 and 2020 was not material.